Consolidated Statements of Operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net operating revenue	R$ 9,284,303	R$ 10,492,096	R$ 12,210,060
Cost of sales and/or services	(7,271,335)	(7,982,595)	(9,167,739)
Gross profit	2,012,968	2,509,501	3,042,321
Operating income (expenses)
Share of results of investees	31,624	(5,174)	(13,492)
Selling expenses	(2,217,796)	(2,607,049)	(2,638,889)
General and administrative expenses	(2,748,473)	(2,781,460)	(2,734,148)
Other operating income	4,727,424	4,096,067	2,033,320
Other operating expenses	(3,616,966)	(4,578,728)	(6,452,688)
Expenses, by nature	(3,824,187)	(5,876,344)	(9,805,897)
Loss before financial income (expenses) and taxes	(1,811,219)	(3,366,843)	(6,763,576)
Financial income	4,202,220	2,631,713	30,919,269
Financial expenses	(16,477,660)	(8,009,046)	(4,227,995)
Financial income (expenses)	(12,275,440)	(5,377,333)	26,691,274
Profit (loss) before taxes	(14,086,659)	(8,744,176)	19,927,698
Current	(20,975)	(56,303)	132,217
Deferred	3,571,895	69,041	3,159,711
Profit (loss) from continuing operations	(10,535,739)	(8,731,438)	23,219,626
Profit (loss) for the year from discontinued operations (net of taxes)	7,240	(363,669)	1,395,929
Profit (loss) for the year	(10,528,499)	(9,095,107)	24,615,555
Profit (loss) attributable to Company owners	(10,529,963)	(9,000,434)	24,591,140
Profit (loss) attributable to non-controlling interests	1,464	(94,673)	24,415
Common shares [member]
Operating income (expenses)
Profit (loss) attributable to Company owners	R$ (10,254,142)	R$ (8,764,803)	R$ 22,036,079
Weighted average number of outstanding shares (in thousands of shares)
Weighted average number of outstanding shares	5,796,448	5,788,447	1,344,686
Basic and diluted profit (loss) per share:
Basic and diluted profit (loss) per share	R$ (1.77)	R$ (1.51)	R$ 16.39
Basic and diluted profit (loss) per share - continuing operations:
Profit (loss) per share from continuing operations	(1.77)	(1.45)	15.46
Profit (loss) per share from discontinued operations		R$ (0.06)	R$ 0.93
Preference shares [member]
Operating income (expenses)
Profit (loss) attributable to Company owners	R$ (275,821)	R$ (235,631)	R$ 2,555,061
Weighted average number of outstanding shares (in thousands of shares)
Weighted average number of outstanding shares	155,915	155,915	155,915
Basic and diluted profit (loss) per share:
Basic and diluted profit (loss) per share	R$ (1.77)	R$ (1.51)	R$ 16.39
Basic and diluted profit (loss) per share - continuing operations:
Profit (loss) per share from continuing operations	(1.77)	(1.45)	15.46
Profit (loss) per share from discontinued operations		R$ (0.06)	R$ 0.93